Summary of Principal Accounting Policies - Additional Information (Details) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Oct. 31, 2023 $ / shares	Apr. 30, 2019	Dec. 31, 2025 CNY (¥) item	Dec. 31, 2025 USD ($) item	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 $ / shares	Sep. 30, 2023 $ / shares
Significant Accounting Policies
Ordinary shares, par value | $ / shares	$ 0.00005						$ 0.00005	$ 0.00005	$ 0.0005
Stockholders' Equity Note, Stock Split, Conversion Ratio	10
Noncontrolling Interest, Increase from Business Combination			¥ 125,011,000			¥ 68,018,000
Number of Investment Funds Deconsolidated						2
Number of investment funds consolidated | item			2	2
Amount of primary beneficiary funds one			35,300,000
Number of primary beneficiary funds two			19,600,000
Consolidated assets			¥ 11,740,934,000		¥ 11,778,845,000		$ 1,678,931
Cash and cash equivalents			4,360,918,000		3,822,339,000	¥ 5,192,127,000	$ 623,603
Deferred revenue recognized			¥ 41,300,000		42,600,000	54,200,000
Revenue, Practical Expedient, Financing Component [true false]			true	true
Government subsidies			¥ 46,472,000	$ 6,645	65,239,000	126,955,000
Foreign currency exchange rate, translation			6.9931				6.9931
Gain (Loss) on Sale of Loans and Leases			¥ 0
Total revenues			¥ 2,629,787,000	$ 376,054	¥ 2,621,334,000	¥ 3,317,821,000
Mainland China
Significant Accounting Policies
VAT rate one (as a percent)		3.00%
VAT rate two (as a percent)		6.00%
VAT rate three (as a percent)		9.00%
VAT rate four (as a percent)		13.00%
Primary VAT rate applicable to VIEs		6.00%
Investments Member | Product Concentration Risk | Net Revenue
Significant Accounting Policies
Concentration risk percentage			0.00%	0.00%	0.00%	0.00%
Consolidated Fund
Significant Accounting Policies
Cash and cash equivalents			¥ 12,853,000		¥ 11,390,000
Variable Interest Entity, Primary Beneficiary [Member]
Significant Accounting Policies
Increase in Consolidated Assets from Acquisition of Partial Investment			127,000,000			¥ 68,600,000
Increase in Consolidated Liabilities from Acquisition of Partial Investment			2,000,000			600,000
Noncontrolling Interest, Increase from Business Combination			125,000,000			68,000,000
Consolidated assets			3,972,626,000		3,722,352,000		$ 568,079
Cash and cash equivalents			522,174,000		705,010,000		$ 74,670
Total revenues			640,972,000	$ 91,659	678,536,000	997,204,000
Operating cost and expenses			485,485,000	$ 69,423	¥ 704,101,000	¥ 740,138,000
Variable Interest Entity, Primary Beneficiary [Member] | Asset Pledged as Collateral [Member]
Significant Accounting Policies
Consolidated assets			¥ 0
Variable Interest Entity, Primary Beneficiary [Member] | Credit Concentration Risk | Net Revenue
Significant Accounting Policies
Percentage of net revenue			24.50%	24.50%	26.00%	30.10%
Variable Interest Entity, Primary Beneficiary [Member] | Credit Concentration Risk | Net Income (Loss)
Significant Accounting Policies
Percentage of net income			32.30%	32.30%	(23.00%)	21.20%
Variable Interest Entity, Primary Beneficiary [Member] | Credit Concentration Risk | Total Assets
Significant Accounting Policies
Percentage of total assets			33.80%	33.80%	31.60%
Variable Interest Entity, Primary Beneficiary [Member] | Investments Member
Significant Accounting Policies
Assets, deconsolidation						¥ 23,400,000
Non-controlling interests, deconsolidation						23,400,000
Intragroup transactions
Significant Accounting Policies
Total revenues			¥ 90,644,000		¥ 99,107,000	19,591,000
Operating cost and expenses			¥ 132,791,000		¥ 273,964,000	¥ 359,075,000
Minimum
Significant Accounting Policies
Ownership percentage in affiliate to represent influence			20.00%	20.00%